Condensed Consolidated Statements Of Operations And Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Natural gas sales	$ 6,575	$ 10,025	$ 12,599	$ 11,417	$ 23,129	$ 34,019
Oil and liquid sales	5,514	5,363	11,231	9,071	20,948	12,508
Total revenues	12,089	15,388	23,830	20,488	44,077	46,527
Operating expenses:
Lease operating expenses	5,182	3,905	10,302	8,141	18,858	19,411
Cost of sales	434	379	794	799	1,455	1,299
Production taxes	995	622	1,767	1,109	2,601	1,646
General and administrative	5,591	3,737	9,162	8,141	22,214	15,747
Gain on sale of assets	(16)	(17)	(23)	(23)	4	7
Depreciation, depletion and amortization	4,320	4,767	8,370	9,565	18,972	11,732
Asset Impairments	45		194		2,357	109
Accretion expense	150	123	300	246	519	459
Total operating expenses	16,701	13,516	30,866	27,978	66,980	50,410
Other expense / (income)
Interest expense	533	864	1,058	2,216	3,150	5,734
Other income	(134)	(104)	(144)	(172)	(196)	(155)
Total other expenses	399	760	914	2,044	2,954	5,579
Total expenses	17,100	14,276	31,780	30,022	69,934	55,989
Income (loss) from continuing operations	(5,011)	1,112	(7,950)	(9,534)	(25,857)	(9,462)
Loss from discontinued operations				(2,686)	(2,686)	(77,081)
Net income (loss)	(5,011)	1,112	(7,950)	(12,220)	(28,543)	(86,543)
Change in fair value of commodity hedges						202
Cash settlement of commodity hedges						(5,639)
Other comprehensive loss						(5,437)
Comprehensive loss					(28,543)	(91,980)
Weighted Average Units Outstanding
Class B units-Basic and diluted					26,143,719	24,171,510
Weighted Average Units Outstanding - Basic	28,789,885	23,829,650	29,306,632	23,790,652
Distributions declared and paid per unit
Common Class A [Member]
Other expense / (income)
Income (loss) from continuing operations		22		(191)	(517)	(189)
Loss from discontinued operations				(54)	(54)	(1,542)
Net income (loss)	(100)	22	(159)	(245)	(571)	(1,731)
Earnings (loss) from continuing operations per unit
Class B units-Basic and diluted	$ (0.21)	$ 0.05	$ (0.15)	$ (0.39)	$ (0.55)	$ (0.39)
Loss from discontinued operations per unit
Class B units-Basic and diluted				$ (0.11)	$ (0.06)	$ (3.19)
Net earnings (loss) per unit
Class A units-Basic and diluted	$ (0.21)	$ 0.05	$ (0.15)	$ (0.50)	$ (0.61)	$ (3.58)
Weighted Average Units Outstanding
Class B units-Basic and diluted					933,613	483,564
Weighted Average Units Outstanding - Basic	484,505	484,370	1,046,638	484,383
Weighted Average Units Outstanding - Diluted	484,505	484,370	1,046,638	484,383
Common Class B [Member]
Other expense / (income)
Income (loss) from continuing operations		1,090		(9,343)	(25,340)	(9,273)
Loss from discontinued operations				(2,632)	(2,632)	(75,539)
Net income (loss)	$ (4,911)	$ 1,090	$ (7,791)	$ (11,975)	$ (27,972)	$ (84,812)
Earnings (loss) from continuing operations per unit
Class B units-Basic and diluted	$ (0.17)	$ 0.05	$ (0.28)	$ (0.40)	$ (1.01)	$ (0.39)
Loss from discontinued operations per unit
Class B units-Basic and diluted				$ (0.11)	$ (0.10)	$ (3.19)
Net earnings (loss) per unit
Class A units-Basic and diluted	$ (0.17)	$ 0.05	$ (0.28)	$ (0.51)	$ (1.11)	$ (3.58)
Weighted Average Units Outstanding
Class B units-Basic and diluted					25,210,106	23,687,946
Weighted Average Units Outstanding - Basic	28,305,380	23,345,280	28,259,994	23,306,269
Weighted Average Units Outstanding - Diluted	28,305,380	23,720,732	28,259,994	23,306,269